Transactions with related parties, textuals 2 (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	May 30, 2017	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Proceeds from long term debt from a related party			$ 0	$ 40,000	$ 0
Interest expense on related party debt			4,762	5,948	1,692
Issuance of preferred stock in exchange for loan reduction			0	3,000	0
Discount premium amortization			8,990	6,010	0
Net gain from settlement of loan			$ 0	42,185	0
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date			Jun. 30, 2017
Proceeds from long term debt from a related party		$ 40,000
Debt instrument maturity date			Dec. 31, 2018
Interest expense on related party debt			$ 2,054	3,656	1,692
Accrued interest on related party debt			0	44
Other fee payable			0	$ 2,292
Issuance of Series C preferred stock (Notes 3 and 7), shares	100
Interest bearing "discount premium"			$ 5,000
Weighted average interest rate			6.12%	5.42%
Issuance of preferred stock in exchange for loan reduction	$ 3,000
Outstanding principal balance			$ 0
Debt Instrument Dividend Restrictions			The loan included financial and other covenants which prohibited the payment of dividends.
Discount premium amortization			$ 2,708	$ 2,292	$ 0
Diana Shipping Inc [Member] | Last Three Months [Member]
Related Party Transaction [Line Items]
Loan margin percentage			12.00%
Diana Shipping Inc [Member] | First Twelve Months [Member]
Related Party Transaction [Line Items]
Loan margin percentage			6.00%
Diana Shipping Inc [Member] | Thirteenth To Fifteenth Month [Member]
Related Party Transaction [Line Items]
Loan margin percentage			9.00%
Diana Shipping Inc [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date			May 20, 2013
Debt instrument face amount			$ 50,000
Outstanding principal balance		$ 42,417